Vanguard Core Bond Fund

Schedule of Investments (unaudited)
As of June 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (46.3%)
U.S. Government Securities (22.0%)
	United States Treasury Inflation Indexed Bonds
		0.125%	4/15/20	42,000	45,352
	United States Treasury Inflation Indexed Bonds
		1.125%	1/15/21	13,000	15,301
	United States Treasury Inflation Indexed Bonds
		0.125%	4/15/21	61,500	65,689
	United States Treasury Note/Bond	1.625%	6/30/20	3,500	3,488
	United States Treasury Note/Bond	1.375%	8/31/20	1,025	1,019
	United States Treasury Note/Bond	2.875%	10/31/20	4,900	4,964
	United States Treasury Note/Bond	2.750%	11/30/20	1,700	1,721
	United States Treasury Note/Bond	2.500%	12/31/20	2,000	2,019
	United States Treasury Note/Bond	1.875%	9/30/22	1,800	1,808
1	United States Treasury Note/Bond	2.750%	2/15/24	1,900	1,983
	United States Treasury Note/Bond	2.125%	9/30/24	1,800	1,829
	United States Treasury Note/Bond	2.750%	6/30/25	3,000	3,156
	United States Treasury Note/Bond	3.000%	10/31/25	250	267
	United States Treasury Note/Bond	1.625%	2/15/26	3	3
	United States Treasury Note/Bond	2.500%	2/28/26	1,000	1,039
	United States Treasury Note/Bond	2.875%	5/15/28	800	858
	United States Treasury Note/Bond	4.500%	2/15/36	18,400	24,259
	United States Treasury Note/Bond	4.500%	5/15/38	1,000	1,342
	United States Treasury Note/Bond	3.500%	2/15/39	350	415
	United States Treasury Note/Bond	4.375%	11/15/39	6,630	8,809
	United States Treasury Note/Bond	4.625%	2/15/40	425	583
	United States Treasury Note/Bond	4.375%	5/15/40	6,400	8,516
	United States Treasury Note/Bond	3.750%	8/15/41	650	797
	United States Treasury Note/Bond	3.125%	11/15/41	600	671
	United States Treasury Note/Bond	3.125%	2/15/42	650	726
	United States Treasury Note/Bond	2.750%	8/15/42	130	136
	United States Treasury Note/Bond	3.625%	8/15/43	2,200	2,653
	United States Treasury Note/Bond	3.375%	5/15/44	4,000	4,644
	United States Treasury Note/Bond	2.875%	8/15/45	550	587
2,3	United States Treasury Note/Bond	2.500%	2/15/46	13,000	12,915
	United States Treasury Note/Bond	2.500%	5/15/46	640	636
	United States Treasury Note/Bond	2.750%	11/15/47	9,000	9,380
	United States Treasury Note/Bond	3.000%	2/15/48	6,000	6,562
2	United States Treasury Note/Bond	3.125%	5/15/48	5,500	6,163
	United States Treasury Note/Bond	3.375%	11/15/48	5,000	5,877
					246,167
Agency Bonds and Notes (1.4%)
4	AID-Israel	0.000%	11/1/24	1,300	1,160
	Government Trust Certificate	0.000%	10/1/20	1,479	1,439
	Private Export Funding Corp.	3.550%	1/15/24	1,000	1,067
	Resolution Funding Corp. Interest Strip	0.000%	4/15/26	2,480	2,149
	Resolution Funding Corp. Interest Strip	0.000%	1/15/27	2,540	2,153
	Resolution Funding Corp. Interest Strip	0.000%	7/15/27	794	661
	Resolution Funding Corp. Interest Strip	0.000%	10/15/27	1,194	988
	Resolution Funding Corp. Interest Strip	0.000%	1/15/28	800	658

	Resolution Funding Corp. Interest Strip	0.000%	4/15/28	3,595	2,936
	Tennessee Valley Authority Principal Strip	0.000%	11/1/25	3,000	2,609
					15,820
Conventional Mortgage-Backed Securities (19.8%)
5,6	Fannie Mae Pool	2.500%	2/1/28–5/1/34	1,049	1,059
5,6	Fannie Mae Pool	3.000%	4/1/33–5/1/49	18,049	18,306
5,6	Fannie Mae Pool	3.500%	3/1/27–6/1/49	31,302	32,260
5,6	Fannie Mae Pool	4.000%	12/1/38–6/1/49	16	153
5,6	Fannie Mae Pool	4.500%	1/1/41–2/1/49	14,494	15,349
5,6	Fannie Mae Pool	5.000%	3/1/38–1/1/49	5,139	5,523
5,6	Fannie Mae Pool	6.000%	5/1/37	608	682
5,6	Freddie Mac Gold Pool	2.500%	10/1/31	699	706
5,6	Freddie Mac Gold Pool	3.000%	9/1/46–8/1/47	4,552	4,617
5,6	Freddie Mac Gold Pool	3.500%	3/1/45–5/1/49	6,169	6,357
5,6	Freddie Mac Gold Pool	4.000%	1/1/46–9/1/48	11,854	12,293
5,6	Freddie Mac Gold Pool	4.500%	7/1/47–2/1/49	2,273	2,396
5,6	Freddie Mac Pool	3.500%	3/1/48	248	255
5,6	Freddie Mac Pool	4.000%	5/1/49	2,654	2,780
5	Ginnie Mae I Pool	3.000%	4/15/45	422	432
5	Ginnie Mae I Pool	3.500%	6/15/47	1,589	1,650
5	Ginnie Mae I Pool	4.000%	7/15/45–8/15/45	165	172
5	Ginnie Mae I Pool	4.500%	2/15/39–9/15/46	1,080	1,163
5	Ginnie Mae I Pool	5.000%	3/15/38–2/15/40	2,458	2,653
5	Ginnie Mae II Pool	3.000%	5/20/43–7/1/49	14,000	14,307
5	Ginnie Mae II Pool	3.500%	4/20/43–7/1/49	25,190	26,097
5	Ginnie Mae II Pool	4.000%	11/20/42–7/1/49	5,427	5,694
5	Ginnie Mae II Pool	4.500%	11/20/44–4/20/49	9,808	10,301
5,7	UMBS TBA	2.500%	6/1/34–8/1/34	10,200	10,267
5,7	UMBS TBA	3.500%	8/1/34–7/1/49	500	516
5,7	UMBS TBA	4.000%	6/1/49–7/1/49	35,900	37,097
5,7	UMBS TBA	4.500%	6/1/49–7/1/49	9,000	9,404
					222,489
Nonconventional Mortgage-Backed Securities (3.1%)
5,6,8 Fannie Mae Pool, 1 YR CMT + 2.219%		4.741%	12/1/40	112	119
5,6	Fannie Mae REMICS	2.750%	8/25/47	1,861	1,864
5,6	Fannie Mae REMICS	3.000%	5/25/47–9/25/48	3,942	3,995
5,6,8 Fannie Mae REMICS 2005-95, 1M USD
	LIBOR + 0.410%	2.814%	11/25/35	94	94
5,6,8 Fannie Mae REMICS 2007-4, 1M USD
	LIBOR + 0.445%	2.849%	2/25/37	33	33
5,6,8 Fannie Mae REMICS 2012-122, 1M USD
	LIBOR + 0.400%	2.804%	11/25/42	119	119
5,6,8 Fannie Mae REMICS 2013-19, 1M USD
	LIBOR + 0.300%	2.704%	9/25/41	150	150
5,6,8 Fannie Mae REMICS 2013-39, 1M USD
	LIBOR + 0.350%	2.754%	5/25/43	151	151
5,6,8 Fannie Mae REMICS 2015-22, 1M USD
	LIBOR + 0.300%	2.704%	4/25/45	127	126
5,6,8 Fannie Mae REMICS 2016-55, 1M USD
	LIBOR + 0.500%	2.904%	8/25/46	262	263
5,6	Fannie Mae REMICS 2017-109	3.500%	11/25/45	720	750
5,6	Fannie Mae REMICS 2018-13	3.000%	3/25/48	1,806	1,830
5,6	Fannie Mae REMICS 2018-15	3.500%	10/25/44	814	845
5,6	Fannie Mae REMICS 2018-58	3.000%	8/25/48	3,453	3,513
5,6	Fannie Mae REMICS 2018-65	3.000%	9/25/48	2,484	2,527
5,6	Freddie Mac Non Gold Pool	4.934%	7/1/33	69	73

5,6,8Freddie Mac Non Gold Pool, 1 YR CMT +
	2.237%	4.505%	7/1/35	466	493
5,6,8Freddie Mac Non Gold Pool, 1 YR CMT +
	2.243%	4.642%	9/1/37	389	412
5,6 Freddie Mac REMICS		3.000%	11/25/47–12/15/47	3,026	3,078
5,6,8Freddie Mac REMICS, 1M USD LIBOR +
	0.350%	2.744%	11/15/36–8/15/43	230	231
5,6,8Freddie Mac REMICS, 1M USD LIBOR +
	0.360%	2.754%	11/15/36	85	85
5,6,8Freddie Mac REMICS, 1M USD LIBOR +
	0.450%	2.844%	6/15/42	43	43
5	Ginnie Mae REMICS	3.000%	12/20/47–7/20/48	6,870	7,002
5	Ginnie Mae REMICS	3.500%	7/20/48	5,257	5,426
5,9 Ginnie Mae REMICS		4.000%	1/20/45	1,438	223
5,10 Ginnie Mae REMICS, 6.150% - 1M USD
	LIBOR	3.767%	6/20/47	4,396	796
					34,241
Total U.S. Government and Agency Obligations (Cost $506,330)					518,717
Asset-Backed/Commercial Mortgage-Backed Securities (10.1%)
5	Ally Auto Receivables Trust 2017-5	2.220%	10/17/22	180	180
5,11 American Homes 4 Rent 2014-SFR3		3.678%	12/17/36	92	96
5,11 American Tower Trust #1		3.652%	3/23/28	260	272
5	AmeriCredit Automobile Receivables Trust
	2016-2	3.650%	5/9/22	125	127
5	AmeriCredit Automobile Receivables Trust
	2016-3	2.710%	9/8/22	200	201
5	AmeriCredit Automobile Receivables Trust
	2018-2	4.010%	7/18/24	390	405
5	AmeriCredit Automobile Receivables Trust
	2019-1	3.620%	3/18/25	580	596
5,11 Applebee's Funding LLC / IHOP Funding
	LLC	4.194%	6/7/49	50	50
5,11 ARL Second LLC 2014-1A		2.920%	6/15/44	48	48
5,11 Aventura Mall Trust 2013-AVM		3.867%	12/5/32	800	817
5,11 Aventura Mall Trust 2018-AVM		4.249%	7/5/40	700	774
5,11 Avis Budget Rental Car Funding AESOP
	LLC 2015-2A	2.630%	12/20/21	380	381
5,11 Avis Budget Rental Car Funding AESOP
	LLC 2016-1A	2.990%	6/20/22	500	505
5,11 Avis Budget Rental Car Funding AESOP
	LLC 2017-1A	3.070%	9/20/23	355	361
5,11 Avis Budget Rental Car Funding AESOP
	LLC 2017-2A	2.970%	3/20/24	180	183
5,11 Avis Budget Rental Car Funding AESOP
	LLC 2018-1A	3.700%	9/20/24	100	104
5,11 Avis Budget Rental Car Funding AESOP
	LLC 2018-1A	4.730%	9/20/24	100	105
5,11 Avis Budget Rental Car Funding AESOP
	LLC 2018-2A	4.000%	3/20/25	310	326
5,11 Avis Budget Rental Car Funding AESOP
	LLC 2019-1A	3.450%	3/20/23	130	133
5	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.705%	9/15/48	160	170
5	BANK 2017 - BNK4	3.625%	5/15/50	19	20
5	BANK 2017 - BNK5	3.390%	6/15/60	25	26
5	BANK 2017 - BNK6	3.254%	7/15/60	70	72
5	BANK 2017 - BNK6	3.518%	7/15/60	80	85

5	BANK 2017 - BNK6	3.741%	7/15/60	50	52
5	BANK 2017 - BNK7	3.435%	9/15/60	100	105
5	BANK 2017 - BNK8	3.488%	11/15/50	180	190
5	BANK 2017 - BNK9	3.538%	11/15/54	260	276
5	BANK 2018 - BN10	3.688%	2/15/61	25	27
5	BANK 2018 - BN13	4.217%	8/15/61	70	78
5	BANK 2018 - BN14	4.185%	9/15/60	25	27
5	BANK 2018 - BN14	4.231%	9/15/60	35	39
5	BANK 2018 - BN15	4.407%	11/15/61	60	68
5	BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	40	43
5	BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	70	75
5	BENCHMARK 2018-B1 Mortgage Trust	4.059%	1/15/51	220	235
5	BENCHMARK 2018-B1 Mortgage Trust	4.255%	1/15/51	350	367
5	BENCHMARK 2018-B2 Mortgage Trust	3.882%	2/15/51	125	136
5	BENCHMARK 2018-B6 Mortgage Trust	4.170%	10/10/51	69	76
5	BENCHMARK 2018-B6 Mortgage Trust	4.261%	10/10/51	220	246
5	BENCHMARK 2018-B8 Mortgage Trust	4.232%	1/15/52	42	47
5,11 CAL Funding II Ltd. Series 2018-2A		4.340%	9/25/43	261	267
5	California Republic Auto Receivables Trust
	2016-2	2.520%	5/16/22	210	210
5	California Republic Auto Receivables Trust
	2016-2	3.510%	3/15/23	210	211
5,11 Canadian Pacer Auto Receivables Trust A
	Series 2017	2.050%	3/19/21	98	98
5,11 Canadian Pacer Auto Receivables Trust A
	Series 2017	2.286%	1/19/22	100	100
5,11 Canadian Pacer Auto Receivables Trust A
	Series 2018	3.220%	9/19/22	140	142
5,11 Canadian Pacer Auto Receivables Trust A
	Series 2018	3.440%	8/21/23	50	51
5	Capital Auto Receivables Asset Trust 2016-2	3.160%	11/20/23	220	221
5	Capital Auto Receivables Asset Trust 2016-3	2.350%	9/20/21	50	50
5	Capital Auto Receivables Asset Trust 2016-3	2.650%	1/20/24	40	40
5	CarMax Auto Owner Trust 2016-2	2.160%	12/15/21	100	100
5	CarMax Auto Owner Trust 2016-2	3.250%	11/15/22	100	100
5	CarMax Auto Owner Trust 2016-3	1.900%	4/15/22	200	199
5	CarMax Auto Owner Trust 2016-3	2.200%	6/15/22	190	190
5	CarMax Auto Owner Trust 2016-3	2.940%	1/17/23	190	190
5	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	150	150
5	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	90	91
5	CarMax Auto Owner Trust 2017-4	2.460%	8/15/23	40	40
5	CarMax Auto Owner Trust 2017-4	2.700%	10/16/23	40	40
5	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	50	51
5	CarMax Auto Owner Trust 2018-1	2.830%	9/15/23	90	91
5	CarMax Auto Owner Trust 2018-1	2.950%	11/15/23	50	50
5	CarMax Auto Owner Trust 2018-2	3.370%	10/16/23	90	93
5	CarMax Auto Owner Trust 2018-2	3.570%	12/15/23	130	134
5	CarMax Auto Owner Trust 2018-2	3.990%	4/15/25	100	103
5	CarMax Auto Owner Trust 2018-4	3.480%	2/15/24	110	115
5	CarMax Auto Owner Trust 2018-4	3.670%	5/15/24	100	104
5	CarMax Auto Owner Trust 2018-4	3.850%	7/15/24	70	73
5	CarMax Auto Owner Trust 2018-4	4.150%	4/15/25	100	104
5	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	10	10
5	CD 2016-CD1 Commercial Mortgage Trust	3.631%	8/10/49	270	272
5	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	60	64
5	CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	85	89
5	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	19	20

5 CFCRE Commercial Mortgage Trust 2016-
C4	3.283%	5/10/58	61	63
5,11 Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	239	241
5,11 Chrysler Capital Auto Receivables Trust
2016-AA	2.880%	6/15/22	90	90
5,11 Chrysler Capital Auto Receivables Trust
2016-AA	4.220%	2/15/23	90	91
5,11 Chrysler Capital Auto Receivables Trust
2016-BA	1.870%	2/15/22	20	20
5 Citigroup Commercial Mortgage Trust 2013-
GC15	4.371%	9/10/46	30	32
5 Citigroup Commercial Mortgage Trust 2014-
GC19	4.023%	3/10/47	320	342
5 Citigroup Commercial Mortgage Trust 2014-
GC21	3.575%	5/10/47	177	186
5 Citigroup Commercial Mortgage Trust 2014-
GC23	3.622%	7/10/47	350	369
5 Citigroup Commercial Mortgage Trust 2014-
GC23	4.175%	7/10/47	230	237
5 Citigroup Commercial Mortgage Trust 2014-
GC25	3.372%	10/10/47	10	10
5 Citigroup Commercial Mortgage Trust 2014-
GC25	3.635%	10/10/47	360	380
5 Citigroup Commercial Mortgage Trust 2014-
GC25	4.345%	10/10/47	140	148
5 Citigroup Commercial Mortgage Trust 2014-
GC25	4.678%	10/10/47	175	185
5 Citigroup Commercial Mortgage Trust 2015-
GC27	3.137%	2/10/48	228	234
5 Citigroup Commercial Mortgage Trust 2015-
GC31	3.762%	6/10/48	110	117
5 Citigroup Commercial Mortgage Trust 2015-
GC33	3.778%	9/10/58	410	438
5 Citigroup Commercial Mortgage Trust 2016-
C1	3.209%	5/10/49	141	146
5 Citigroup Commercial Mortgage Trust 2016-
P4	2.902%	7/10/49	20	20
5 Citigroup Commercial Mortgage Trust 2017-
P8	4.192%	9/15/50	60	64
5 Citigroup Commercial Mortgage Trust 2017-
P8	4.412%	9/15/50	110	113
5 Citigroup Commercial Mortgage Trust 2018-
C5	4.228%	6/10/51	45	50
5 Citigroup Commercial Mortgage Trust 2018-
C6	4.343%	11/10/51	580	644
5 Citigroup Commercial Mortgage Trust 2018-
C6	4.412%	11/10/51	15	17
5,11 COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	40	41
5 COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	500	506
5 COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	60	63
5 COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	500	532
5 COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	230	247
5,11 COMM 2013-CCRE6 Mortgage Trust	3.147%	3/10/46	150	153
5,11 COMM 2013-CCRE6 Mortgage Trust	3.397%	3/10/46	210	214
5 COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	10	10
5,11 COMM 2013-CCRE9 Mortgage Trust	4.397%	7/10/45	230	227
5,11 COMM 2014-277P Mortgage Trust	3.732%	8/10/49	200	212
5 COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	30	32

5	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	300	321
5	COMM 2014-CCRE17 Mortgage Trust	3.700%	5/10/47	20	21
5	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	350	375
5	COMM 2014-CCRE17 Mortgage Trust	4.951%	5/10/47	190	200
5	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	30	31
5	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	20	21
5	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	350	369
5	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	50	52
5	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	228	237
5	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	120	128
5	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	124	128
5	CSAIL 2015-C4 Commercial Mortgage Trust
		3.808%	11/15/48	358	381
5	CSAIL 2016-C7 Commercial Mortgage Trust
		3.502%	11/15/49	130	136
5	CSAIL 2018-CX12 Commercial Mortgage Trust
		4.224%	8/15/51	400	442
5	CSAIL 2019-C15 Commercial Mortgage Trust
		4.053%	3/15/52	200	220
5	DBGS Mortgage Trust 2018-C1	4.466%	10/15/51	240	273
5	DBJPM 16-C1 Mortgage Trust	3.502%	5/10/49	140	138
5,8,11	DELAM 2018-1, 1M USD LIBOR + 0.700%
		3.090%	11/19/25	660	661
5,11	Dell Equipment Finance Trust 2017-2	1.970%	2/24/20	5	5
5,11	Dell Equipment Finance Trust 2017-2	2.190%	10/24/22	130	130
5,11	DLL Securitization Trust Series 2018-A3	3.460%	1/20/22	740	751
5,11	DLL Securitization Trust Series 2018-A4	3.590%	6/20/24	180	185
5,11	DLL Securitization Trust Series 2019-DA1	2.920%	4/20/27	260	265
5,11	DRB Prime Student Loan Trust 2017-C	2.810%	11/25/42	366	371
5,11	Drive Auto Receivables Trust 2015-DA	4.590%	1/17/23	113	115
5,11	Drive Auto Receivables Trust 2016-BA	4.530%	8/15/23	199	201
5,11	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	90	91
5	Drive Auto Receivables Trust 2017-1	3.840%	3/15/23	50	51
5	Drive Auto Receivables Trust 2018-2	3.220%	4/15/22	322	322
5	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	560	565
5	Drive Auto Receivables Trust 2018-2	4.140%	8/15/24	390	399
5	Drive Auto Receivables Trust 2018-3	3.370%	9/15/22	490	492
5	Drive Auto Receivables Trust 2018-3	3.720%	9/16/24	480	485
5	Drive Auto Receivables Trust 2018-3	4.300%	9/16/24	260	268
5	Drive Auto Receivables Trust 2018-5	3.680%	7/15/23	500	510
5	Drive Auto Receivables Trust 2018-5	3.990%	1/15/25	480	495
5	Drive Auto Receivables Trust 2018-5	4.300%	4/15/26	650	679
5,11	EDvestinU Private Education Loan Trust
	(EDVES) 2019-A	3.580%	11/25/38	98	101
5,11	ELFI Graduate Loan Program 2018-A LLC	3.430%	8/25/42	249	255
5,6,8	Fannie Mae Connecticut Avenue
	Securities 2016-C04, 1M USD LIBOR + 1.450%
		3.854%	1/25/29	42	42
5,6,8,11 Fannie Mae Connecticut Avenue
	Securities 2019-R03, 1M USD LIBOR + 0.750%
		3.154%	9/25/31	560	560
§,5,6,8,11Fannie Mae Connecticut Avenue
	Securities 2019-R04, 1M USD LIBOR + 0.750%
		3.154%	6/25/39	550	550
5,6	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	20	20
5	Ford Credit Auto Lease Trust 2018-A	3.170%	9/15/21	220	222
5	Ford Credit Auto Lease Trust 2019-A	3.250%	7/15/22	600	609
5,11	Ford Credit Auto Owner Trust 2017-1	2.620%	8/15/28	450	455

5,11	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	650	650
5,11	Ford Credit Auto Owner Trust 2017-2	2.600%	3/15/29	120	119
5,11	Ford Credit Auto Owner Trust 2017-2	2.750%	3/15/29	250	251
5,11	Ford Credit Auto Owner Trust 2018-2	3.760%	1/15/30	120	124
5,11	Ford Credit Auto Owner Trust 2018-REV1	3.190%	7/15/31	250	257
5,11	Ford Credit Auto Owner Trust 2018-REV1	3.340%	7/15/31	100	102
5,11	Ford Credit Auto Owner Trust 2018-REV2	3.470%	1/15/30	430	450
5,11	Ford Credit Auto Owner Trust 2018-REV2	3.610%	1/15/30	260	268
5,11	Ford Credit Auto Owner Trust 2019-1	3.520%	7/15/30	660	688
5	Ford Credit Auto Owner Trust 2019-A	3.020%	10/15/24	320	328
5	Ford Credit Auto Owner Trust 2019-A	3.250%	9/15/25	340	348
5	Ford Credit Floorplan Master Owner Trust
	A Series 2019-2	3.250%	4/15/26	170	174
5,6,8,11 Freddie Mac Structured Agency Credit
	Risk Debt Notes, 1M USD LIBOR + 0.700%
		3.104%	4/25/49	330	330
5,6,8,11 Freddie Mac Structured Agency Credit
	Risk Debt Notes, 1M USD LIBOR + 0.800%
		3.204%	3/25/49	120	120
5,6,8	Freddie Mac Structured Agency Credit
	Risk Debt Notes, 1M USD LIBOR + 2.000%
		4.404%	12/25/28	122	123
5,6,11	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI1	3.743%	2/25/48	292	295
5,6,11	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI2	3.818%	5/25/48	160	161
5,6,11	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI3	4.165%	8/25/48	99	100
5,6,11	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI4	4.460%	11/25/48	211	213
5	GM Financial Automobile Leasing Trust 2017-3
		2.730%	9/20/21	40	40
5,11	GM Financial Consumer Automobile 2017-3
		2.130%	3/16/23	150	150
5,11	GM Financial Consumer Automobile 2017-3
		2.330%	3/16/23	40	40
5,11	GMF Floorplan Owner Revolving Trust 2017-2
		2.440%	7/15/22	260	260
5,11	GMF Floorplan Owner Revolving Trust 2017-2
		2.630%	7/15/22	140	140
5,11	Golden Credit Card Trust 2018-4A	3.440%	10/15/25	1,700	1,771
5,8,11	Gosforth Funding 2018-1A plc, 3M USD LIBOR + 0.450%
		2.971%	8/25/60	251	251
5,11	GreatAmerica Leasing Receivables
	Funding LLC Series 2018-1	2.830%	6/17/24	110	111
5	GS Mortgage Securities Trust 2013- GCJ12
		3.135%	6/10/46	350	360
5	GS Mortgage Securities Trust 2013- GCJ14
		3.955%	8/10/46	30	32
5	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	300	320
5	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	390	417
5	GS Mortgage Securities Trust 2014-GC24	4.650%	9/10/47	170	177
5	GS Mortgage Securities Trust 2014-GC24	4.671%	9/10/47	150	148
5	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	150	156
5	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	140	148
5	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	30	31
5	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	203	211
5	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	113	118

5	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	50	53
5	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	60	61
11	GTP Acquisition Partners I LLC	2.350%	6/15/20	70	70
5,11	Hardee's Funding HNGRY 2018-1	4.959%	6/20/48	50	53
5,11	Hardee's Funding HNGRY 2018-1A	5.710%	6/20/48	576	623
5,11	Harley Marine Financing LLC Barge 2018-1	5.682%	5/15/43	183	151
5,11	Hertz Fleet Lease Funding LP 2018-1	3.230%	5/10/32	710	720
5,11	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	100	101
5,11	Hertz Vehicle Financing II LP 2016-3A	2.270%	7/25/20	25	25
5,11	Hertz Vehicle Financing LLC 2017-2A	4.200%	10/25/23	120	124
5,11	Hilton USA Trust 2016-HHV	3.719%	11/5/38	20	21
5,8,11 Holmes Master Issuer plc 2018-1, 3M USD
	LIBOR + 0.360%	2.957%	10/15/54	469	469
5,8,11 Holmes Master Issuer plc 2018-2A, 3M
	USD LIBOR + 0.420%	3.017%	10/15/54	390	390
5	Honda Auto Receivables 2017-4 Owner
	Trust	2.210%	3/21/24	80	80
5,11	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	250	257
5,8,11 Invitation Homes 2017-SFR2 Trust, 1M
	USD LIBOR + 0.850%	3.244%	12/17/36	362	360
5,8,11 Invitation Homes 2017-SFR2 Trust, 1M
	USD LIBOR + 1.150%	3.544%	12/17/36	130	130
5,8,11 Invitation Homes 2018-SFR1 Trust, 1M
	USD LIBOR + 0.700%	3.094%	3/17/37	279	277
5,8,11 Invitation Homes 2018-SFR1 Trust, 1M
	USD LIBOR + 0.950%	3.344%	3/17/37	100	99
5,11	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	1,495	1,543
5,11	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.554%	8/15/46	550	580
5,11	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-RR1	4.717%	3/16/46	20	21
5,11	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	90	92
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	4.129%	1/15/46	230	239
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	10	11
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	80	82
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP3	2.870%	8/15/49	50	51
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP4	3.648%	12/15/49	90	96
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2017-JP6	3.490%	7/15/50	30	32
5	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.363%	7/15/45	1,339	1,389
5	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	4.133%	8/15/46	30	32
5	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	5.372%	11/15/45	30	32
5	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	330	353
5	JPMBB Commercial Mortgage Securities
	Trust 2014-C19	3.997%	4/15/47	10	11
5	JPMBB Commercial Mortgage Securities
	Trust 2014-C24	3.639%	11/15/47	144	152

5	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.231%	1/15/48	350	361
5	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.494%	1/15/48	350	367
5	JPMBB Commercial Mortgage Securities
	Trust 2015-C27	3.179%	2/15/48	258	266
5	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.822%	7/15/48	80	86
5	JPMBB Commercial Mortgage Securities
	Trust 2015-C31	3.801%	8/15/48	100	107
5	JPMCC Commercial Mortgage Securities
	Trust 2017-JP5	3.723%	3/15/50	70	75
5	JPMCC Commercial Mortgage Securities
	Trust 2017-JP7	3.454%	9/15/50	60	63
5	JPMDB Commercial Mortgage Securities
	Trust 2016-C4	3.141%	12/15/49	30	31
5	JPMDB Commercial Mortgage Securities
	Trust 2017-C7	3.409%	10/15/50	60	63
5	JPMDB Commercial Mortgage Securities
	Trust 2018-C8	4.211%	6/15/51	50	56
5,8,11 Lanark Master Issuer plc 2018-1A, 3M USD
	LIBOR + 0.420%	2.943%	12/22/69	133	132
5,8,11 Lanark Master Issuer plc 2018-2A, 1M USD
	LIBOR + 0.420%	2.943%	12/22/69	213	213
5,11	Laurel Road Prime Student Loan Trust
	2018-B	3.540%	5/26/43	580	602
5,11	MMAF Equipment Finance LLC 2018-A	3.390%	1/10/25	120	123
5,11	MMAF Equipment Finance LLC 2018-A	3.610%	3/10/42	100	104
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.792%	8/15/45	100	103
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.218%	7/15/46	200	204
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	4.259%	10/15/46	400	429
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	3.773%	4/15/47	302	319
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	4.051%	4/15/47	10	11
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	5.075%	4/15/47	150	162
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	3.892%	6/15/47	20	21
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.497%	6/15/47	80	85
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C17	3.741%	8/15/47	350	370
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C18	3.923%	10/15/47	350	374
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C19	3.526%	12/15/47	390	410
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.249%	2/15/48	188	194
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C24	3.732%	5/15/48	975	1,040
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C25	3.635%	10/15/48	180	191
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	3.325%	5/15/49	130	136

5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	4.908%	5/15/49	160	171
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C32	3.720%	12/15/49	310	331
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2017-C34	3.536%	11/15/52	90	95
5	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	499	534
5	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	50	51
5	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	100	101
5	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	150	158
5	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	55	59
5	Morgan Stanley Capital I Trust 2018-H4	4.247%	12/15/51	30	33
5,8,11 Motor plc 2017-1A, 1M USD LIBOR +
	0.530%	2.934%	9/25/24	457	457
5,11	MSBAM Commercial Mortgage Securities
	Trust 2012-CKSV	3.277%	10/15/30	1,630	1,645
5,8,11 Navient Student Loan Trust 2016-2, 1M
	USD LIBOR + 1.050%	3.454%	6/25/65	145	146
5,8,11 Navient Student Loan Trust 2016-3, 1M
	USD LIBOR + 0.850%	3.254%	6/25/65	35	35
5,8,11 Navient Student Loan Trust 2016-6A, 1M
	USD LIBOR + 0.750%	3.154%	3/25/66	87	87
5,11	Navient Student Loan Trust 2017-A	2.880%	12/16/58	240	241
5,11	Navient Student Loan Trust 2018-BA	3.610%	12/15/59	430	448
5,11	Navient Student Loan Trust 2018-BA	4.000%	12/15/59	1,320	1,402
5,11	Navient Student Loan Trust 2018-CA	3.520%	6/16/42	550	569
5,11	Navient Student Loan Trust 2018-DA	4.000%	12/15/59	640	667
5	Nissan Auto Receivables 2017-C Owner
	Trust	2.280%	2/15/24	320	321
5,11	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	700	702
5,8,11 Pepper Residential Securities Trust 2017A-
	A1UA, 1M USD LIBOR + 1.100%	3.512%	3/10/58	26	26
5,8,11 Pepper Residential Securities Trust 2021-
	A1U, 1M USD LIBOR + 0.880%	2.894%	1/16/60	564	563
5,8,11 Pepper Residential Securities Trust 2022-
	A1U, 1M USD LIBOR + 0.350%	3.383%	6/20/60	412	411
5,8,11 Pepper Residential Securities Trust 2023-
	A1U, 1M USD LIBOR + 0.950%	3.332%	8/18/60	369	369
5,8,11 Permanent Master Issuer plc 2018-1A, 3M
	USD LIBOR + 0.380%	2.977%	7/15/58	250	250
5,11	PFS Financing Corp. 2017-B	2.220%	7/15/22	340	339
5,8,11 PFS Financing Corp. 2017-C, 1M USD
	LIBOR + 0.470%	2.864%	10/15/21	410	410
5,11	PFS Financing Corp. 2017-D	2.400%	10/17/22	430	430
5,11	PFS Financing Corp. 2018-D	3.190%	4/17/23	250	253
5,8,11 PHEAA Student Loan Trust 2016-2A, 1M
	USD LIBOR + 0.950%	3.354%	11/25/65	152	152
5,11	Progress Residential 2015-SFR3 Trust	3.067%	11/12/32	410	410
5,11	Progress Residential 2017-SFR2 Trust	2.897%	12/17/34	200	202
5,11	Progress Residential 2017-SFR2 Trust	3.196%	12/17/34	100	101
5,11	Progress Residential 2018-SFR1 Trust	3.255%	3/17/35	390	394
5,11	Progress Residential 2018-SFR1 Trust	3.484%	3/17/35	100	101
5,11	Progress Residential 2018-SFR3 Trust	3.880%	10/17/35	580	607
5,8,11 Resimac Premier Series 2018-1A, 1M USD
	LIBOR + 0.800%	3.212%	11/10/49	465	464
5,8,11 Resimac Premier Series 2018-1NCA, 1M
	USD LIBOR + 0.850%	3.280%	12/16/59	702	701

5,8,11 Resimac Premier Series 2018-2, 1M USD
	LIBOR + 0.850%	3.262%	4/10/50	131	131
5	Santander Drive Auto Receivables Trust
	2016-2	3.390%	4/15/22	140	142
5	Santander Drive Auto Receivables Trust
	2017-3	2.760%	12/15/22	110	110
5	Santander Drive Auto Receivables Trust
	2018-1	2.960%	3/15/24	310	312
5	Santander Drive Auto Receivables Trust
	2018-1	3.320%	3/15/24	140	142
5	Santander Drive Auto Receivables Trust
	2018-3	3.290%	10/17/22	460	463
5	Santander Drive Auto Receivables Trust
	2018-3	4.070%	8/15/24	760	783
5	Santander Drive Auto Receivables Trust
	2018-4	3.980%	12/15/25	470	486
5	Santander Drive Auto Receivables Trust
	2018-5	4.190%	12/16/24	540	556
5,11	Santander Retail Auto Lease Trust 2017-A	2.370%	1/20/22	100	100
5,11	Santander Retail Auto Lease Trust 2018-A	3.490%	5/20/22	325	328
5,11	Securitized Term Auto Receivables Trust
	2016-1A	1.794%	2/25/21	38	38
5,11	Securitized Term Auto Receivables Trust
	2017-2A	2.289%	3/25/22	180	180
5,11	Securitized Term Auto Receivables Trust
	2018-2A	3.544%	6/26/23	130	134
5	Small Business Administration Participation
	Certs 2018-20C	3.200%	3/1/38	1,118	1,166
5	Small Business Administration Participation
	Certs 2018-20J	3.770%	10/1/38	4,751	5,118
5	Small Business Administration Participation
	Certs 2018-20K	3.870%	11/1/38	3,633	3,952
5	Small Business Administration Participation
	Certs 2018-20L	3.540%	12/1/38	2,258	2,403
5	Small Business Administration Participation
	Certs 2019-25E	3.070%	5/1/44	1,330	1,372
5	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	40	40
5,11	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	301	303
5,8,11 SMB Private Education Loan Trust 2016-B,
	1M USD LIBOR + 1.500%	3.844%	2/17/32	196	201
5,8,11 SMB Private Education Loan Trust 2016-C,
	1M USD LIBOR + 1.100%	3.494%	9/15/34	80	80
5,8,11 SMB Private Education Loan Trust 2017-A,
	1M USD LIBOR + 0.900%	3.294%	9/15/34	106	106
5,11	SMB Private Education Loan Trust 2017-B	2.820%	10/15/35	260	263
5,11	SMB Private Education Loan Trust 2018-B	3.600%	1/15/37	450	470
5,11	SMB Private Education Loan Trust 2018-C	3.630%	11/15/35	570	594
5,11	SoFi Professional Loan Program 2016-B
	LLC	2.740%	10/25/32	312	314
5,11	SoFi Professional Loan Program 2016-C
	LLC	2.360%	12/27/32	484	483
5,11	SoFi Professional Loan Program 2016-D
	LLC	2.340%	4/25/33	85	85
5,8,11 SoFi Professional Loan Program 2016-D
	LLC, 1M USD LIBOR + 0.950%	3.354%	1/25/39	24	24
5,11	SoFi Professional Loan Program 2017-B
	LLC	2.740%	5/25/40	10	10

5,11	SoFi Professional Loan Program 2017-D
	LLC	2.650%	9/25/40	120	121
5,11	SoFi Professional Loan Program 2017-E
	LLC	2.720%	11/26/40	130	130
5,11	SoFi Professional Loan Program 2017-F
	LLC	2.840%	1/25/41	180	183
5,11	SoFi Professional Loan Program 2018-A
	LLC	2.950%	2/25/42	100	101
5,11	SoFi Professional Loan Program 2018-C
	LLC	3.590%	1/25/48	670	701
5,11	SoFi Professional Loan Program 2018-D
	LLC	3.600%	2/25/48	400	420
5,11	Stack Infrastructure Issuer LLC 2019-1A	4.540%	2/25/44	55	57
11	Stadshypotek AB	2.500%	4/5/22	250	253
5	Synchrony Credit Card Master Note Trust
	2016-2	2.950%	5/15/24	140	141
5	Synchrony Credit Card Master Note Trust
	2017-2	2.620%	10/15/25	560	569
5	Synchrony Credit Card Master Note Trust
	2017-2	2.820%	10/15/25	170	172
5	Synchrony Credit Card Master Note Trust
	2017-2	3.010%	10/15/25	230	233
5,11	Taco Bell Funding LLC 2016-1A	4.377%	5/25/46	35	36
5,11	Taco Bell Funding LLC 2018-1	4.940%	11/25/48	388	422
5,11	Tesla Auto Lease Trust 2018-A	2.320%	12/20/19	92	92
5,11	Tesla Auto Lease Trust 2018-B	3.710%	8/20/21	1,717	1,743
5,11	Tesla Auto Lease Trust 2018-B	4.120%	10/20/21	320	327
5,11	Tesla Auto Lease Trust 2018-B	4.360%	10/20/21	200	204
5,11	Textainer Marine Containers Limited
	2019-A	3.960%	4/20/44	276	286
5,11	Tidewater Auto Receivables Trust 2018-AA	3.120%	7/15/22	189	190
5,11	Tidewater Auto Receivables Trust 2018-AA	3.450%	11/15/24	100	101
5,11	Tidewater Auto Receivables Trust 2018-AA	3.840%	11/15/24	100	102
5,11	Tidewater Auto Receivables Trust 2018-AA	4.300%	11/15/24	100	103
5,11	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	100	106
11	Toronto-Dominion Bank	2.250%	3/15/21	30	30
5,11	Trafigura Securitisation Finance plc
	2017-1A	2.470%	12/15/20	890	882
5,11	Trafigura Securitisation Finance plc
	2018-1A	3.730%	3/15/22	620	623
5,11	Trinity Rail Leasing LP 2018-1A	4.620%	6/17/48	440	478
5,11	Trip Rail Master Funding LLC 2017-1A	2.709%	8/15/47	63	63
5,11	Triton Container Finance LLC 2018-A2	4.190%	6/22/43	597	614
5	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	12	13
5	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.469%	4/10/46	10	10
5,11	Vantage Data Centers Issuer LLC 2018-1A	4.072%	2/16/43	118	120
5,11	Verizon Owner Trust 2017-3	2.380%	4/20/22	240	240
5,11	Verizon Owner Trust 2017-3	2.530%	4/20/22	250	251
5,11	Verizon Owner Trust 2018-1	3.050%	9/20/22	350	353
5	Verizon Owner Trust 2018-A	3.230%	4/20/23	340	347
5	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	40	41
5	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	350	374
5	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.421%	7/15/46	450	478

5	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.405%	12/15/47	190	199
5	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	120	124
5	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.190%	2/15/48	356	369
5	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.451%	2/15/48	2,260	2,371
5	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.637%	6/15/48	590	626
5	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.646%	9/15/58	200	212
5	Wells Fargo Commercial Mortgage Trust
	2015-LC22	3.839%	9/15/58	170	182
5	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.695%	9/15/58	160	168
5	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.789%	9/15/48	90	96
5	Wells Fargo Commercial Mortgage Trust
	2016-BNK1	2.652%	8/15/49	100	100
5	Wells Fargo Commercial Mortgage Trust
	2016-C32	3.560%	1/15/59	160	169
5	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.525%	12/15/49	20	21
5	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.794%	12/15/49	70	75
5	Wells Fargo Commercial Mortgage Trust
	2017-C38	3.453%	7/15/50	90	95
5	Wells Fargo Commercial Mortgage Trust
	2017-C39	3.157%	9/15/50	10	10
5	Wells Fargo Commercial Mortgage Trust
	2017-C40	3.581%	10/15/50	20	21
5	Wells Fargo Commercial Mortgage Trust
	2017-C41	3.472%	11/15/50	100	105
5	Wells Fargo Commercial Mortgage Trust
	2017-C42	3.589%	12/15/50	55	58
5	Wells Fargo Commercial Mortgage Trust
	2017-RC1	3.631%	1/15/60	42	45
5	Wells Fargo Commercial Mortgage Trust
	2018-C43	4.514%	3/15/51	50	52
5	Wells Fargo Commercial Mortgage Trust
	2018-C46	4.152%	8/15/51	65	72
5	Wells Fargo Commercial Mortgage Trust
	2018-C47	4.365%	9/15/61	250	277
5	Wells Fargo Commercial Mortgage Trust
	2018-C47	4.442%	9/15/61	90	102
5	Wells Fargo Commercial Mortgage Trust
	2018-C48	4.245%	1/15/52	50	55
5	Wells Fargo Commercial Mortgage Trust
	2019-C49	3.933%	3/15/52	80	87
5	Wells Fargo Commercial Mortgage Trust
	2019-C49	4.023%	3/15/52	250	275
5	Wells Fargo Commercial Mortgage Trust
	2019-C50	3.635%	5/15/52	70	75
5,11	Wendys Funding LLC 2015-1A	4.497%	6/15/45	48	51
5,11	Wendys Funding LLC 2018-1	3.573%	3/15/48	99	99
5,11	Wendys Funding LLC 2018-1	3.884%	3/15/48	138	139

5	WFRBS Commercial Mortgage Trust 2013-
	C15	4.153%	8/15/46	100	107
5	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	20	21
5	WFRBS Commercial Mortgage Trust 2014-
	C19	3.829%	3/15/47	170	180
5	WFRBS Commercial Mortgage Trust 2014-
	C20	3.995%	5/15/47	20	21
5	WFRBS Commercial Mortgage Trust 2014-
	C21	3.410%	8/15/47	10	10
5	WFRBS Commercial Mortgage Trust 2014-
	C21	3.678%	8/15/47	360	381
5	WFRBS Commercial Mortgage Trust 2014-
	C23	3.650%	10/15/57	246	259
5	WFRBS Commercial Mortgage Trust 2014-
	C24	3.607%	11/15/47	380	401
5	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	350	374
5	World Omni Auto Receivables Trust 2018-A	2.890%	4/15/25	40	41
5	World Omni Auto Receivables Trust 2019-B	2.860%	6/16/25	110	113
5	World Omni Automobile Lease Securitization
	Trust 2019-B	3.240%	7/15/24	160	162
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $109,758)					112,684
Corporate Bonds (29.2%)
Finance (8.2%)
	Banking (6.7%)
	American Express Co.	4.200%	11/6/25	3,500	3,820
5	Bank of America Corp.	3.366%	1/23/26	2,470	2,545
5	Bank of America Corp.	3.824%	1/20/28	1,500	1,585
5	Bank of America Corp.	3.974%	2/7/30	3,090	3,303
	Bank of Montreal	3.300%	2/5/24	4,000	4,147
12	Banque Federative du Credit Mutuel SA	1.375%	12/20/21	600	762
5	Barclays plc	3.932%	5/7/25	4,000	4,070
5,13 BPCE SA		5.400%	10/27/25	1,070	776
5	Citigroup Inc.	4.044%	6/1/24	2,125	2,240
	Citigroup Inc.	3.200%	10/21/26	1,000	1,018
8,13 Cooperatieve Rabobank UA, 3M Australian
	Bank Bill Rate + 2.500%	4.267%	7/2/25	6,550	4,657
	Goldman Sachs Group Inc.	3.750%	5/22/25	1,035	1,081
12	Goldman Sachs Group Inc.	4.250%	1/29/26	200	283
5	Goldman Sachs Group Inc.	4.223%	5/1/29	1,100	1,175
5	HSBC Holdings plc	3.973%	5/22/30	3,100	3,238
5,14 ING Groep NV		1.625%	9/26/29	200	231
14	Intesa Sanpaolo SPA	1.750%	3/20/28	200	231
	JPMorgan Chase & Co.	2.295%	8/15/21	1,780	1,777
5,14 JPMorgan Chase & Co.		1.090%	3/11/27	380	446
5	JPMorgan Chase & Co.	3.540%	5/1/28	4,910	5,108
5	JPMorgan Chase & Co.	3.509%	1/23/29	2,100	2,177
8,13 Lloyds Banking Group plc, 3M Australian
	Bank Bill Rate + 1.400%	2.769%	3/7/25	1,000	687
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	3,000	3,140
5	Morgan Stanley	3.591%	7/22/28	335	347
12	NIBC Bank NV	3.125%	11/15/23	400	519
	PNC Financial Services Group Inc.	3.450%	4/23/29	3,050	3,199
5	Royal Bank of Scotland Group plc	4.269%	3/22/25	1,000	1,032
	Santander Holdings USA Inc.	3.700%	3/28/22	3,555	3,634
	Santander Holdings USA Inc.	3.500%	6/7/24	1,650	1,675

	Santander Holdings USA Inc.	4.400%	7/13/27	1,705	1,777
	SunTrust Bank	2.800%	5/17/22	2,900	2,936
	Svenska Handelsbanken AB	3.900%	11/20/23	3,000	3,179
12	Swedbank AB	1.625%	12/28/22	900	1,146
	Wells Fargo & Co.	4.150%	1/24/29	1,550	1,687
8,13 Wells Fargo & Co., 3M Australian Bank Bill
	Rate + 1.100%	2.660%	4/27/22	1,500	1,060
	Westpac Banking Corp.	3.300%	2/26/24	4,320	4,458

	Brokerage (0.2%)
	BlackRock Inc.	3.250%	4/30/29	2,250	2,355
14	Blackstone Property Partners Europe
	Holdings Sarl	2.200%	7/24/25	180	216

	Insurance (0.3%)
14	Berkshire Hathaway Inc.	1.125%	3/16/27	200	238
	Enstar Group Ltd.	4.950%	6/1/29	1,750	1,771
12	Pension Insurance Corp. plc	8.000%	11/23/26	100	153
	Principal Financial Group Inc.	3.700%	5/15/29	655	684

	Real Estate Investment Trusts (1.0%)
	Brixmor Operating Partnership LP	3.650%	6/15/24	285	292
	Brixmor Operating Partnership LP	4.125%	5/15/29	1,990	2,058
	Camden Property Trust	4.250%	1/15/24	65	70
	Camden Property Trust	3.150%	7/1/29	1,915	1,942
	HCP Inc.	3.250%	7/15/26	1,195	1,198
	HCP Inc.	3.500%	7/15/29	960	962
	Mid-America Apartments LP	3.950%	3/15/29	1,500	1,581
	Omega Healthcare Investors Inc.	4.750%	1/15/28	700	740
	Public Storage	3.385%	5/1/29	1,435	1,501
	Realty Income Corp.	3.250%	6/15/29	770	781
					91,688
Industrial (19.3%)
	Basic Industry (1.1%)
11	Air Liquide Finance SA	2.500%	9/27/26	3,590	3,527
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	225	239
11	Dow Chemical Co.	3.625%	5/15/26	450	465
	Dow Chemical Co.	4.375%	11/15/42	300	302
	DuPont de Nemours Inc.	4.725%	11/15/28	300	338
	DuPont de Nemours Inc.	5.319%	11/15/38	200	234
	Eastman Chemical Co.	4.500%	12/1/28	200	215
	Eastman Chemical Co.	4.650%	10/15/44	100	103
	Nutrien Ltd.	4.125%	3/15/35	180	177
	Nutrien Ltd.	4.900%	6/1/43	140	152
11	Suzano Austria GmbH	7.000%	3/16/47	1,333	1,515
14	Vale SA	3.750%	1/10/23	2,000	2,452
	WRKCo Inc.	4.650%	3/15/26	2,800	3,040

	Capital Goods (1.9%)
14	Airbus Finance BV	1.375%	5/13/31	300	359
	Ball Corp.	4.875%	3/15/26	65	69
11	Berry Global Escrow Corp.	4.875%	7/15/26	90	92
	Boeing Co.	2.600%	10/30/25	500	501
	Boeing Co.	2.250%	6/15/26	1,250	1,218
	Boeing Co.	2.800%	3/1/27	500	503
	Boeing Co.	3.200%	3/1/29	300	310
11	CFX Escrow Corp.	6.375%	2/15/26	100	107

11	Clean Harbors Inc.	4.875%	7/15/27	160	162
11	Clean Harbors Inc.	5.125%	7/15/29	95	97
	Embraer SA	5.150%	6/15/22	1,400	1,477
11	Herc Holdings Inc.	5.500%	7/15/27	160	161
	Lockheed Martin Corp.	3.800%	3/1/45	3,360	3,554
11	Mueller Water Products Inc.	5.500%	6/15/26	625	647
	Parker-Hannifin Corp.	2.700%	6/14/24	3,375	3,424
	Precision Castparts Corp.	2.500%	1/15/23	6,545	6,586
11	Resideo Funding Inc.	6.125%	11/1/26	171	177
8,11 Reynolds Group Issuer Inc. / Reynolds
	Group Issuer LLC / Reynolds Group Issuer
	Lu, 3M USD LIBOR + 3.500%	6.097%	7/15/21	250	250
	TransDigm Inc.	6.500%	7/15/24	100	101
11	TransDigm Inc.	6.250%	3/15/26	350	366
	United Rentals North America Inc.	4.625%	10/15/25	75	76
	United Rentals North America Inc.	6.500%	12/15/26	215	233
	United Rentals North America Inc.	5.500%	5/15/27	60	63
	United Technologies Corp.	4.625%	11/16/48	1,000	1,164

	Communication (2.9%)
	AT&T Inc.	3.400%	5/15/25	3,000	3,079
	AT&T Inc.	4.500%	3/9/48	350	357
11	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.375%	6/1/29	65	67
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	5.125%	7/1/49	525	533
	Comcast Corp.	3.375%	8/15/25	5,875	6,143
	Comcast Corp.	4.150%	10/15/28	1,735	1,912
	Crown Castle International Corp.	3.700%	6/15/26	4,000	4,137
11	CSC Holdings LLC	5.375%	2/1/28	200	208
	Discovery Communications LLC	5.300%	5/15/49	3,270	3,511
11	Fox Corp.	5.576%	1/25/49	975	1,187
	Netflix Inc.	4.375%	11/15/26	200	204
11	Nexstar Escrow Inc.	5.625%	7/15/27	35	36
14	Omnicom Finance Holdings plc	1.400%	7/8/31	100	113
11	Sirius XM Radio Inc.	4.625%	7/15/24	145	148
	Sprint Corp.	7.125%	6/15/24	60	63
	Sprint Corp.	7.625%	2/15/25	60	64
	T-Mobile USA Inc.	4.500%	2/1/26	150	154
	T-Mobile USA Inc.	4.750%	2/1/28	75	77
13	Verizon Communications Inc.	4.050%	2/17/25	1,250	957
	Verizon Communications Inc.	4.125%	3/16/27	2,375	2,580
11	Verizon Communications Inc.	4.016%	12/3/29	5,000	5,406
	Verizon Communications Inc.	4.522%	9/15/48	1,500	1,677

	Consumer Cyclical (1.8%)
11	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	470	473
11	Allison Transmission Inc.	4.750%	10/1/27	340	338
11	Allison Transmission Inc.	5.875%	6/1/29	210	221
	American Axle & Manufacturing Inc.	6.500%	4/1/27	65	65
11	Churchill Downs Inc.	5.500%	4/1/27	100	105
11	Churchill Downs Inc.	4.750%	1/15/28	310	311
11	Eagle Intermediate Global Holding BV / Ruyi
	US Finance LLC	7.500%	5/1/25	550	525
14	Experian Finance plc	1.375%	6/25/26	300	356
	General Motors Co.	4.875%	10/2/23	6,000	6,353
	General Motors Co.	5.200%	4/1/45	400	383

	General Motors Financial Co. Inc.	4.200%	3/1/21	300	306
	General Motors Financial Co. Inc.	4.375%	9/25/21	510	526
	General Motors Financial Co. Inc.	3.500%	11/7/24	1,242	1,233
	General Motors Financial Co. Inc.	5.250%	3/1/26	400	428
	Hilton Domestic Operating Co. Inc.	5.125%	5/1/26	189	197
	Home Depot Inc.	2.950%	6/15/29	1,000	1,022
	Lennar Corp.	5.250%	6/1/26	100	106
	Mastercard Inc.	3.650%	6/1/49	1,800	1,895
	MGM Growth Properties Operating
	Partnership LP / MGP Finance Co-Issuer
	Inc.	4.500%	9/1/26	170	174
	MGM Growth Properties Operating
	Partnership LP / MGP Finance Co-Issuer
	Inc.	4.500%	1/15/28	100	99
12	Motability Operations Group plc	3.625%	3/10/36	140	209
11	Nissan Motor Acceptance Corp.	3.875%	9/21/23	3,000	3,117
11	Panther BF Aggregator 2 LP / Panther
	Finance Co. Inc.	8.500%	5/15/27	185	191
11	Performance Food Group Inc.	5.500%	6/1/24	370	377
	PulteGroup Inc.	5.500%	3/1/26	90	97
14	Wal-Mart Stores Inc.	4.875%	9/21/29	350	571

	Consumer Noncyclical (4.2%)
	AbbVie Inc.	3.600%	5/14/25	3,550	3,674
	AbbVie Inc.	4.875%	11/14/48	1,745	1,824
	Allina Health System	3.887%	4/15/49	1,000	1,056
	Altria Group Inc.	4.400%	2/14/26	4,200	4,484
	Amgen Inc.	4.563%	6/15/48	750	814
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	2,000	2,259
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	3,445	3,660
11	Aramark Services Inc.	5.000%	2/1/28	220	226
12	BAT Capital Corp.	2.125%	8/15/25	150	188
14	BAT International Finance plc	2.750%	3/25/25	300	373
11	Bausch Health Cos. Inc.	7.000%	3/15/24	100	106
11	Bausch Health Cos. Inc.	7.000%	1/15/28	100	104
14	Bayer Capital Corp. BV	1.250%	11/13/23	200	236
14	Becton Dickinson Euro Finance Sarl	0.632%	6/4/23	550	630
14	Becton Dickinson Euro Finance Sarl	1.208%	6/4/26	250	290
11	Bristol-Myers Squibb Co.	3.200%	6/15/26	3,675	3,808
	Celgene Corp.	4.550%	2/20/48	875	993
11	Cigna Corp.	4.800%	8/15/38	890	954
	CVS Health Corp.	4.300%	3/25/28	2,502	2,631
	CVS Health Corp.	5.050%	3/25/48	1,800	1,905
	DaVita Inc.	5.125%	7/15/24	150	150
	DaVita Inc.	5.000%	5/1/25	100	99
	HCA Inc.	5.250%	6/15/26	505	557
	HCA Inc.	5.375%	9/1/26	200	215
	HCA Inc.	5.625%	9/1/28	115	124
	HCA Inc.	4.125%	6/15/29	1,635	1,680
	HCA Inc.	5.250%	6/15/49	975	1,014
11	Hologic Inc.	4.375%	10/15/25	175	177
	Kaiser Foundation Hospitals	3.150%	5/1/27	7,750	7,958
	Medtronic Global Holdings SCA	3.350%	4/1/27	2,000	2,121
14	Medtronic Global Holdings SCA	1.500%	7/2/39	100	112
	Pfizer Inc.	3.600%	9/15/28	1,760	1,893
11	Post Holdings Inc.	5.500%	12/15/29	128	128

	Energy (3.4%)
	BP Capital Markets America Inc.	3.796%	9/21/25	2,500	2,664
	BP Capital Markets America Inc.	3.410%	2/11/26	900	945
	BP Capital Markets plc	3.279%	9/19/27	635	655
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	300	326
	Concho Resources Inc.	3.750%	10/1/27	800	824
	Concho Resources Inc.	4.850%	8/15/48	600	675
	ConocoPhillips Co.	4.300%	11/15/44	1,500	1,680
	Devon Energy Corp.	4.000%	7/15/21	1,637	1,704
	Devon Energy Corp.	3.250%	5/15/22	4,090	4,218
	Devon Energy Corp.	5.000%	6/15/45	1,435	1,641
11	Diamondback Energy Inc.	4.750%	11/1/24	285	292
	Diamondback Energy Inc.	4.750%	11/1/24	171	175
	Energy Transfer Operating LP	5.500%	6/1/27	500	558
	Enterprise Products Operating LLC	4.050%	2/15/22	3,000	3,119
	Enterprise Products Operating LLC	3.125%	7/31/29	1,250	1,253
	Enterprise Products Operating LLC	5.950%	2/1/41	500	615
	Enterprise Products Operating LLC	4.800%	2/1/49	500	556
	EQT Corp.	3.900%	10/1/27	500	472
	Husky Energy Inc.	4.400%	4/15/29	1,615	1,702
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	111	128
	Marathon Petroleum Corp.	4.500%	4/1/48	500	503
11	Parsley Energy LLC / Parsley Finance Corp.	5.250%	8/15/25	65	66
11	Parsley Energy LLC / Parsley Finance Corp.	5.625%	10/15/27	65	68
11	Rockies Express Pipeline LLC	4.950%	7/15/29	615	633
	Sunoco Logistics Partners Operations LP	5.950%	12/1/25	6,245	7,062
11	Tallgrass Energy Partners LP / Tallgrass
	Energy Finance Corp.	4.750%	10/1/23	145	147
11	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.	6.500%	7/15/27	75	82
11	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.	6.875%	1/15/29	75	83
	TransCanada PipeLines Ltd.	4.250%	5/15/28	3,000	3,238
	Valero Energy Corp.	4.000%	4/1/29	1,000	1,042
	Valero Energy Corp.	4.900%	3/15/45	500	547
	Williams Cos. Inc.	4.850%	3/1/48	275	294

	Technology (2.8%)
	Apple Inc.	3.850%	5/4/43	5,000	5,304
11	CDK Global Inc.	5.250%	5/15/29	100	103
11	CommScope Finance LLC	8.250%	3/1/27	207	210
	Equinix Inc.	5.375%	5/15/27	100	107
	Fiserv Inc.	2.750%	7/1/24	2,000	2,014
	Fiserv Inc.	3.200%	7/1/26	2,000	2,040
	Intel Corp.	3.700%	7/29/25	2,500	2,669
	Intel Corp.	3.734%	12/8/47	2,075	2,167
	International Business Machines Corp.	3.300%	5/15/26	5,110	5,284
	Lam Research Corp.	3.750%	3/15/26	1,000	1,048
11	NXP BV / NXP Funding LLC	4.875%	3/1/24	7,000	7,481
14	SAP SE	1.625%	3/10/31	300	375
11	SS&C Technologies Inc.	5.500%	9/30/27	150	156
	Verisk Analytics Inc.	4.125%	3/15/29	1,065	1,146
	Verisk Analytics Inc.	5.500%	6/15/45	1,000	1,171
	Western Digital Corp.	4.750%	2/15/26	88	86

	Transportation (1.2%)
13	Aurizon Network Pty Ltd.	4.000%	6/21/24	2,500	1,851
	CSX Corp.	4.250%	3/15/29	6,780	7,519

13	Pacific National Finance Pty Ltd.	5.400%	5/12/27	1,000	791
13	Qantas Airways Ltd.	7.500%	6/11/21	2,500	1,941
	Union Pacific Corp.	4.500%	9/10/48	1,325	1,495
					216,115
Utilities (1.7%)
	Electric (1.6%)
	AEP Transmission Co. LLC	3.800%	6/15/49	1,500	1,548
	Appalachian Power Co.	4.500%	3/1/49	2,225	2,494
	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	356	362
	Commonwealth Edison Co.	3.800%	10/1/42	685	707
	Dominion Energy Inc.	2.750%	1/15/22	500	503
	Dominion Energy Inc.	4.900%	8/1/41	200	225
	Duke Energy Carolinas LLC	4.250%	12/15/41	550	603
	Duke Energy Corp.	3.400%	6/15/29	1,195	1,220
	Duke Energy Progress LLC	4.100%	5/15/42	550	589
14	Elia System Operator SA/NV	1.375%	1/14/26	400	483
	Exelon Corp.	3.950%	6/15/25	130	138
14	innogy Finance BV	5.750%	2/14/33	100	177
11	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	400	427
	National Rural Utilities Cooperative Finance
	Corp.	4.300%	3/15/49	1,200	1,341
11	NRG Energy Inc.	3.750%	6/15/24	655	672
11	NRG Energy Inc.	5.250%	6/15/29	120	128
	PacifiCorp	4.150%	2/15/50	1,150	1,279
	Southern California Edison Co.	4.875%	3/1/49	430	483
	Virginia Electric & Power Co.	3.450%	2/15/24	4,500	4,690
11	Vistra Operations Co. LLC	5.000%	7/31/27	166	172

	Other Utility (0.1%)
13	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	750	575
					18,816
Total Corporate Bonds (Cost $315,105)					326,619
Sovereign Bonds (7.0%)
	Argentine Republic	6.875%	4/22/21	1,000	876
5	Bermuda	4.750%	2/15/29	360	398
	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	2,500	2,621
5	Dominican Republic	7.500%	5/6/21	1,667	1,756
	Empresa Nacional del Petroleo	4.750%	12/6/21	3,200	3,336
	Equinor ASA	2.450%	1/17/23	600	605
	Export-Import Bank of India	3.875%	10/2/19	500	501
11	Export-Import Bank of India	3.875%	2/1/28	240	247
	Export-Import Bank of Korea	5.125%	6/29/20	500	514
	Federative Republic of Brazil	5.000%	1/27/45	1,000	986
11,14 Kingdom of Spain		2.700%	10/31/48	8,590	12,860
	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	200	203
11	Korea National Oil Corp.	2.875%	3/27/22	200	202
	NTPC Ltd.	4.250%	2/26/26	250	260
11	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.125%	3/20/22	200	204
11	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.875%	3/20/27	200	212
11	Ontario Teachers' Cadillac Fairview
	Properties Trust	4.125%	2/1/29	560	609
	Petroleos Mexicanos	6.875%	8/4/26	4,300	4,345
	Province of Quebec	7.125%	2/9/24	200	243
5	Republic of Colombia	4.500%	1/28/26	1,583	1,710
	Republic of Colombia	10.375%	1/28/33	1,652	2,588

	Republic of Croatia	6.750%	11/5/19	1,500	1,520
14	Republic of Croatia	1.125%	6/19/29	315	358
	Republic of Honduras	8.750%	12/16/20	2,500	2,682
	Republic of Indonesia	3.750%	4/25/22	4,500	4,617
	Republic of Latvia	2.750%	1/12/20	2,000	2,001
	Republic of Lithuania	6.125%	3/9/21	365	388
	Republic of Lithuania	6.625%	2/1/22	2,000	2,211
	Republic of Panama	8.125%	4/28/34	150	210
	Republic of Serbia	7.250%	9/28/21	830	909
14	Republic of Serbia	1.500%	6/26/29	2,185	2,479
	Republic of South Africa	5.500%	3/9/20	1,500	1,523
	Republic of South Africa	5.875%	9/16/25	3,563	3,896
	Socialist Republic of Vietnam	6.750%	1/29/20	800	817
14	State of Israel	2.875%	1/29/24	550	706
	United Mexican States	3.600%	1/30/25	9,060	9,264
	United Mexican States	4.125%	1/21/26	3,718	3,889
15	United Mexican States	5.750%	3/5/26	129,350	6,119
Total Sovereign Bonds (Cost $77,237)					78,865
Taxable Municipal Bonds (0.2%)
	California GO	7.550%	4/1/39	500	792
	Georgia Municipal Electric Power Authority
	Revenue	6.655%	4/1/57	447	584
16	New Jersey Economic Development
	Authority Revenue (State Pension
	Funding)	7.425%	2/15/29	400	505
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	500	531
Total Taxable Municipal Bonds (Cost $2,201)					2,412

				Shares
Exchange-Traded Funds (0.1%)
iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost $1,099)				9,055	1,126
Temporary Cash Investment (9.1%)
Money Market Fund (9.1%)
17 Vanguard Market Liquidity Fund
(Cost $102,106)	2.499%			1,020,940	102,114

				Notional
	Expiration		Exercise	Amount
	Date	Contracts	Price	($000)
Options Purchased (0.0%)
Exchange-Traded Options (0.0%)
Call Options
10-Year U.S. Treasury Note Futures Contracts	7/26/19	42	129.00	5,418	11

				Notional
				Amount on
				Underlying
		Expiration	Exercise	Swap
	Counterparty	Date	Rate	($000)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
ISDAFIX USD 10-Year CMS Rate minus USD 2-Year
CMS Rate	CITNA	12/12/19	0.780%	100,000	27
5-Year Interest Rate Swap, Pays 3-Month LIBOR
Quarterly, Receives 1.857% Semiannually	DBAG	6/21/21	1.857%	4,360	78
					105

Put Swaptions
1-Year Interest Rate Swap, Receives 3-Month LIBOR
Quarterly, Pays 2.260% Semiannually	CITNA	8/23/19	2.260%	21,330	2
5-Year Interest Rate Swap, Receives 3-Month LIBOR
Quarterly, Pays 1.857% Semiannually	DBAG	6/21/21	1.857%	4,360	75
2-Year Interest Rate Swap, Receives 3-Month LIBOR
Quarterly, Pays 1.791% Semiannually	HSBCC	9/27/19	1.791%	25,000	53
1-Year Interest Rate Swap, Receives 3-Month LIBOR
Quarterly, Pays 1.970% Semiannually	JPMC	9/5/19	1.970%	25,000	18
5-Year CDX-NA-IG-S32-V1 Credit Protection Sold,
Receives 1.000% Quarterly	JPMC	7/17/19	0.675%	2,765	—
5-Year CDX-NA-IG-S32-V1 Credit Protection Sold,
Receives 1.000% Quarterly	JPMC	7/17/19	0.800%	2,110	—
					148
Total Options Purchased (Cost $300)					264
Total Investments (102.0%) (Cost $1,114,136)				1,142,801
				Face
			Maturity	Amount
	Coupon		Date	($000)
Conventional Mortgage-Backed Securities – Liability for Sale Commitments (-0.4%)
5,7 UMBS TBA (Proceeds $4,750)	5.000%		7/1/49	(4,500)	(4,755)
Other Assets and Liabilities-Net (-1.6%)					(17,484)
Net Assets (100%)				1,120,562
§ Security value determined using significant unobservable inputs.

1 Securities with a value of $1,008,000 have been segregated as initial margin for open centrally cleared swap contracts.
2 Securities with a value of $2,380,000 have been segregated as initial margin for open futures contracts.
3 Securities with a value of $649,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
4 U.S. government-guaranteed.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2019.
8 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9 Interest-only security.
10 Inverse interest-only security.
11 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate value of these securities was $101,809,000, representing 9.1% of net assets.
12 Face amount denominated in British pounds.
13 Face amount denominated in Australian dollars.
14 Face amount denominated in euro.
15 Face amount denominated in Mexican peso.
16 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
CMT—Constant Maturing Treasury Rate.
CITNA—Citibank, N.A.
DBAG—Deutsche Bank AG.
GO—General Obligation Bond.
HSBCC—HSBC Bank USA, N.A.
JPMC—JPMorgan Chase Bank, N.A.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
TBA—To Be Announced.

Derivative Financial Instruments Outstanding as of Period End

Options Written

				Notional	Market
	Expiration		Exercise	Amount	Value
	Date	Contracts	Price	($000)	($000)

Exchange-Traded Options

Call Options
10-Year U.S. Treasury Note
Futures Contracts	8/23/2019	21	$129.00	2,709	(10)

				Notional
				Amount on
				Underlying
		Expiration	Exercise	Swap
	Counterparty	Date	Rate	($000)

Over-the-Counter Swaptions

Call Swaptions
10-Year Interest Rate Swap,
Receives 3-Month LIBOR
Quarterly, Pays 2.350%
Semiannually	BARC	11/22/19	2.350%	2,130	(85)
30-Year Interest Rate Swap,
Receives 3-Month LIBOR
Quarterly, Pays 0.880%
Semiannually	BNPSW	7/10/19	0.880%	1,090[1]	(54)
10-Year Interest Rate Swap,
Receives 3-Month LIBOR
Quarterly, Pays 2.108%
Semiannually	CITNA	7/5/19	2.108%	2,180	(32)
10-Year Interest Rate Swap,
Receives 3-Month LIBOR
Quarterly, Pays 2.103%
Semiannually	DBAG	7/5/19	2.103%	2,180	(31)
10-Year Interest Rate Swap,
Receives 3-Month LIBOR
Quarterly, Pays 2.392%
Semiannually	JPMC	11/21/19	2.392%	2,130	(92)
5-Year CDX-NA-IG-S32-V1,
Credit Protection Sold,
Receives 1.000% Quarterly	JPMC	7/17/19	0.625%	2,225	(8)
5-Year CDX-NA-IG-S32-V1,
Credit Protection Sold,
Receives 1.000% Quarterly	JPMC	7/17/19	0.625%	2,765	(10)

					(312)

Put Swaptions
10-Year Interest Rate Swap,
Pays 3-Month LIBOR
Quarterly,
Receives 2.350% Semiannually	BARC	11/22/19	2.350%	2,130	(8)
30-Year Interest Rate Swap,
Pays 3-Month LIBOR
Quarterly,
Receives 0.880% Semiannually	BNPSW	7/10/19	0.880%	1,090[1]	(1)
10-Year Interest Rate Swap,
Pays 3-Month LIBOR
Quarterly,
Receives 2.108% Semiannually	CITNA	7/5/19	2.108%	2,180	—
10-Year Interest Rate Swap,
Pays 3-Month LIBOR
Quarterly,
Receives 2.103% Semiannually	DBAG	7/5/19	2.103%	2,180	—
2-Year Interest Rate Swap,
Pays 3-Month LIBOR
Quarterly,
Receives 1.941% Semiannually	HSBCC	9/27/19	1.941%	50,000	(56)
2-Year Interest Rate Swap,
Pays 3-Month LIBOR
Quarterly,
Receives 1.930% Semiannually	JPMC	9/5/19	1.930%	25,000	(25)
10-Year Interest Rate Swap,
Pays 3-Month LIBOR
Quarterly,	JPMC	11/21/19	2.392%	2,130	(7)

Receives 2.392% Semiannually

5-Year CDX-NA-IG-S32-V1
Credit Protection Purchased,
Pays 1.000% Quarterly	JPMC	7/17/19	0.625%	2,225	(1)
5-Year CDX-NA-IG-S32-V1
Credit Protection Purchased,
Pays 1.000% Quarterly	JPMC	7/17/19	0.625%	2,765	(1)

					(99)

					(411)
Total Options Written (Premiums
Received $357)					(421)
1 Notional amount denominated in euro.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
CITNA—Citibank, N.A.
DBAG—Deutsche Bank AG.
HSBCC—HSBC Bank USA, N.A.
JPMC—JPMorgan Chase Bank, N.A.

Futures Contracts
						(000)
		Number of			Value and
		Long			Unrealized
		(Short		Notional		Appreciation
	Expiration	Contracts)		Amount		(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2019	574	USD	123,513	USD	682
5-Year U.S. Treasury Note	September 2019	912	USD	107,759	USD	1,106
Ultra Long U.S. Treasury Bond	September 2019	107	USD	18,999	USD	752
30-Year U.S. Treasury Bond	September 2019	74	USD	11,514	USD	217
Long Gilt	September 2019	65	GBP	8,470	USD	63
					USD	2,820

Short Futures Contracts
Euro-Bund	September 2019	(233)	EUR	(40,248)	USD	(326)
Ultra 10-Year U.S. Treasury Note	September 2019	(156)	USD	(21,548)	USD	(162)
10-Year U.S. Treasury Note	September 2019	(57)	USD	(7,294)	USD	(8)
Euro-Bobl	September 2019	(34)	EUR	(4,571)	USD	(18)
AUD 3-Year Treasury Bond	September 2019	(60)	AUD	(6,900)	USD	(10)
AUD 10-Year Treasury Bond	September 2019	(14)	AUD	(2,011)	USD	(13)
Euro-Schatz	September 2019	(3)	EUR	(337)	USD	(1)
Euro-Buxl	September 2019	(1)	EUR	(203)	USD	(3)
					USD	(541)
					USD 2,279

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation)

Counterparty	Date		Received		Deliver	($000)	($000)

Barclays Capital	7/15/19	EUR	5,829	USD	6,644	-	(7)

BNP Paribas	7/15/19	EUR	3,633	USD	4,109	26	-
RBC Capital
Markets LLC	7/15/19	AUD	735	USD	509	7	-
Morgan Stanley
Capital Services
LLC	7/15/19	EUR	330	USD	370	5	-
Morgan Stanley
Capital Services
LLC	7/15/19	USD	32,588	EUR	28,929	-	(350)
Morgan Stanley
Capital Services
LLC	7/15/19	USD	13,555	AUD	19,748	-	(317)
Bank of America,
N.A.	7/15/19	USD	6,036	MXN	116,352	-	(10)

BNP Paribas	7/15/19	USD	2,948	GBP	2,345	-	(32)
Goldman Sachs Bank
AG	7/15/19	USD	1,077	EUR	944	2	-
Toronto-Dominion
Bank	7/15/19	USD	420	EUR	374	-	(6)
RBC Capital
Markets LLC	7/15/19	USD	366	EUR	326	-	(5)
JPMorgan Chase
Bank, N.A.	7/15/19	USD	291	EUR	256	-	-

Citibank, N.A.	7/15/19	USD	164	GBP	129	-	-

Deutsche Bank AG	7/15/19	USD	33	GBP	26	-	-

						40	(727)

AUD—Australian dollar.

EUR—euro.
GBP—British pound.
MXN—Mexican peso.
USD—U.S. dollar.

Centrally Cleared Credit Default
Swaps
				Periodic
				Premium		Unrealized
			Notional	Received		Appreciation
	Termination	Amount		(Paid)[1]	Value	(Depreciation)
Reference Entity	Date		(000)	(%)	($000)	($000)
Credit Protection Sold
CDX-NA-IG-S32-V1	6/20/29	USD	550	1.000	(1)	4

Credit Protection Purchased
CDX-NA-IG-S32-V1	6/20/22	USD	1,595	(1.000)	(34)	(2)
CDX-NA-IG-S32-V1	6/20/24	USD	24,279	(1.000)	(524)	(125)
iTraxx Europe-S31-V1	6/20/24	EUR	4,370	(1.000)	(119)	(18)
						(145)
						(141)

1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps

						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Received	Unrealized	Unrealized
Reference	Termination	Counter-	Amount	(Paid)[2]	Value	(Paid)	Appreciation	(Depreciation)
Entity	Date	party	($000)	(%)	($000)	($000)	($000)	($000)
Credit Protection Sold/Moody's Rating
Berkshire
Hathaway
Inc./Aa2	6/20/22	BARC	450	1.000	9	(4)	5	—
Berkshire
Hathaway
Inc./Aa2	12/20/22	BARC	400	1.000	9	(5)	4	—
Berkshire
Hathaway
Inc./Aa2	6/20/24	BARC	600	1.000	15	(5)	10	—
Berkshire
Hathaway
Inc./Aa2	6/20/24	JPMC	600	1.000	16	(5)	11	—
Metlife
Inc./A3	12/20/21	BARC	100	1.000	2	—	2	—
Metlife
Inc./A3	6/20/24	BARC	700	1.000	14	(1)	13	—
People’s
Republic
of
China/A3	6/20/22	BNPSW	200	1.000	4	(1)	3	—
Southern
Co./Baa2	6/20/22	JPMC	1,725	1.000	30	(17)	13	—
Total					99	(38)	61	—

Credit Protection Purchased
Bank of	12/20/21	BNPSW	100	(1.000)	(2)	—	—	(2)

China Ltd.
Bank of
China Ltd.	6/20/22	BNPSW	200	(1.000)	(4)	—	—	(4)
Bayerische
Motoren
Werke AG	6/20/24	BARC	1,770[1]	(1.000)	(52)	29	—	(23)
Commerzbank
AG	6/20/21	BOANA	505	(1.000)	(7)	(4)	—	(11)
Deutsche
Bank AG	12/20/22	JPMC	440	(1.000)	6	1	7	—
Deutsche
Bank AG	6/20/24	GSI	200[1]	(1.000)	6	(7)	—	(1)
Dominion
Energy
Inc.	6/20/22	JPMC	215	(1.000)	(5)	4	—	(1)
Exelon
Corp.	6/20/22	JPMC	345	(1.000)	(9)	7	—	(2)
Exelon
Corp.	6/20/22	JPMC	215	(1.000)	(6)	5	—	(1)
Federative
Republic
of Brazil	6/20/24	JPMC	4,550	(1.000)	103	(170)	—	(67)
Federative
Republic
of Brazil	6/20/24	JPMC	3,100	(1.000)	70	(115)	—	(45)
LafargeHolcim
Ltd.	6/20/2 4	BNPSW	700[1]	(1.000)	(14)	3	—	(11)
Lincoln
National
Corp.	6/20/21	BARC	35	(1.000)	(1)	—	—	(1)
Lincoln
National
Corp.	6/20/21	BARC	25	(1.000)	—	—	—	—
Lincoln
National
Corp.	12/20/21	BARC	100	(1.000)	(2)	—	—	(2)
McDonald's
Corp.	6/20/22	GSI	325	(1.000)	(9)	6	—	(3)
Ministry
of Finance
Malaysia	6/20/24	JPMC	3,000	(1.000)	(68)	65	—	(3)
People's
Republic
of China	6/20/23	GSI	1,200	(1.000)	(33)	14	—	(19)
Republic					(165
of Chile	6/20/24	BNPSW	5,500	(1.000))		163	—	(2)
Republic of
Colombia	6/20/24	BNPSW	9,000	(1.000)	(43)	8	—	(35)
Republic of
Colombia	6/20/24	HSBCC	1,250	(1.000)	(6)	(9)	—	(15)
Republic of
Colombia	6/20/24	HSBCC	900	(1.000)	(4)	(7)	—	(11)
Republic
of Peru	6/20/24	CITNA	1,500	(1.000)	(34)	32	—	(2)
Republic of
South
Africa	6/20/24	JPMC	1,280	(1.000)	39	(58)	—	(19)
Republic of
South
Africa	6/20/24	MSCS	2,800	(1.000)	86	(128)	—	(42)
Sempra
Energy	6/20/22	JPMC	345	(1.000)	(8)	7	—	(1)
Sempra
Energy	6/20/22	JPMC	215	(1.000)	(4)	4	—	—

Societe
Generale
SA	12/20/21	JPMC	325	(1.000)	(7)	1	—	(6)
Societe
Generale
SA	6/20/24	JPMC	1,100[1]	(1.000)	(17)	6	—	(11)
Standard
Chartered
Bank	12/20/21	JPMC	185	(1.000)	(4)	—	—	(4)
State of
Qatar	6/20/22	BOANA	340	(1.000)	(7)	(2)	—	(9)
State of
Qatar	6/20/22	CITNA	660	(1.000)	(13)	(5)	—	(18)
United
Mexican
States	6/20/24	BARC	2,460	(1.000)	10	(22)	—	(12)
United
Mexican
States	6/20/24	BNPSW	2,160	(1.000)	10	(33)	—	(23)
United
Mexican
States	6/20/24	BNPSW	1,255	(1.000)	6	(20)	—	(14)
United
Mexican
States	6/20/24	BNPSW	1,080	(1.000)	4	(12)	—	(8)
United
Mexican
States	6/20/24	GSI	5,500	(1.000)	24	(55)	—	(31)
United
Mexican
States	6/20/24	JPMC	1,225	(1.000)	6	(14)	—	(8)

Total					(154)	(306)	7	(467)
					(55)	(344)	68	(467)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Notional amount denominated in euro.
2 Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CITNA—Citibank N.A.
GSCM—Goldman Sachs Bank USA.
GSI—Goldman Sachs International.
HSBCC—HSBC Bank USA, N.A.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.

Centrally Cleared Interest Rate Swaps

			Fixed	Floating
			Interest	Interest
			Rate	Rate		Unrealized
	Future	Notional	Received	Received		Appreciation
	Effective	Amount	(Paid)[2]	(Paid)[3]	Value	(Depreciation)
Termination Date	Date	($000)	(%)	(%)	($000)	($000)
9/18/20	9/18/19[1]	3,780	3.000	(0.000)	43	3
9/20/21	9/18/19[1]	3,759	1.750	(0.000)	3	5
9/19/22	9/18/19[1]	418	1.750	(0.000)	1	1
9/18/23	9/18/19[1]	1,120	1.750	(0.000)	2	3
6/19/29	N/A	5,989	2.345	(2.419)	215	167
6/25/29	N/A	1,052	1.906	(2.343)	(5)	(2)
6/25/29	N/A	868	1.917	(2.343)	(3)	(3)
7/2/29	7/2/19[1]	2,130	(2.188)	0.000	(46)	(46)
7/2/29	7/2/19[1]	2,130	(2.188)	0.000	(45)	(45)
11/21/29	11/21/19[1]	2,854	2.392	(0.000)	113	37
3/31/31	3/30/21[1]	418	2.227	(0.000)	6	6
3/31/31	3/30/21[1]	209	(2.474)	0.000	(8)	(8)
7/12/49	7/12/19[1]	948	0.880	(0.000)	48	14
					324	132

1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Fixed interest payment received/paid semi-annually.
3 Based on 3-month LIBOR as of the most recent payment date. Floating interest payment received/paid quarterly.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.
Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers.
Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration)
during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of
Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation)
until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-
the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

F. Options: The fund invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fundloses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded.
Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The fund invests in options on swaps (swaptions), which are transacted over-
the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the
counterparties.Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund.
The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Options contracts are valued at their quoted daily settlement prices.
Swaptions are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written.
Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

G. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward
Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged,

resold, or rehypothecated. Under an MSFTA, upon a counterparty default
(including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

H. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-
roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in
Receivables for Investment Securities Sold or Payables for Investment
Securities Purchased.

I. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	518,717	—
Asset-Backed/Commercial Mortgage-Backed
Securities	—	112,134	550
Corporate Bonds	—	326,619	—
Sovereign Bonds	—	78,865	—
Taxable Municipal Bonds	—	2,412	—
Exchange-Traded Funds	1,126	—	—
Temporary Cash Investments	102,114	—	—

Options Purchased	11	253	—
Conventional Mortgage-Backed Securities—
Liability for Sale Commitments	—	(4,755)	—
Options Written	(10)	(411)	—
Futures Contracts—Assets[1]	3	—	—
Futures Contracts—Liabilities[1]	(74)	—	—
Forward Currency Contracts—Assets	—	40	—
Forward Currency Contracts—Liabilities	—	(727)	—
Swap Contracts—Assets	4[1]	68	—
Swap Contracts—Liabilities	(130)[1]	(467)	—
Total	103,044	1,037,748	550
1 Represents variation margin on the last day of the reporting period.